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THE HARTFORD

May 5, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:      See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.

The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.	The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on May 1, 2009.

If you have any additional questions, please feel free to contact me at (860) 843-8697.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Legal Specialist

EXHIBIT A

Hartford Life Insurance Company Separate Account VL I:

033-53692                               Stag Variable Life

333-109529                             Stag Accumulator II Variable Universal Life

333-109530                             Stag Protector II Variable Universal Life

333-127379                             Hartford Quantum Life II

Hartford Life Insurance Company Separate Account VL II:

333-131135                             Hartford Leaders VUL Joint Legacy

333-148814                             Hartford Leaders VUL Liberty

333-148817                             Hartford Leaders VUL Legacy

Hartford Life and Annuity Insurance Company Separate Account VL I:

333-82866                               Stag Wall Street Variable Universal Life (Series II)

333-93319                               Stag Accumulator Variable Universal Life (Series I)

333-83057                               Stag Protector Variable Universal Life (Series I)

333-07471                               Stag Accumulator II VUL/Stag Variable Life Artisan

333-88787                               Stag Protector II Variable Universal Life

333-127380                             Hartford Quantum Life II

Hartford Life and Annuity Insurance Company Separate Account VL II:

333-131133                             Hartford Leaders VUL Joint Legacy

333-148816                             Hartford Leaders VUL Liberty

333-148815                             Hartford Leaders VUL Legacy

Union Security Insurance Company Variable Account C

033-65243                               Wall Street Series Survivor VUL

333-69327                               Wall Street Series VUL

033-03919                               Harmony Investment Life

033-28551                               Wall Street Series VUL220

033-48266                               Wall Street Series VUL500